UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Rivanna Capital, LLC

Address:   600 Peter Jefferson Parkway, Suite 370
           Charlottesville, VA  22911


Form 13F File Number: 28 - 11576


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Craig F. Colberg
Title:  Member
Phone:  434-220-0430

Signature,  Place,  and  Date  of  Signing:

/s/ Craig F. Colberg               Charlottesville, VA                7/31/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total:  $128,653.00


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- ----------------- --------- -------- ------------------ ---------- -------- ------------------
                                                             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------- ----------------- --------- -------- --------- --- ---- ---------- -------- ------ ------ ----
AMERICAN CAPITAL AGENCY         COM               02503X105    7,916   344,637 SH       SOLE       N/A      SHARED      0    0
ANNALY MANAGEMENT               COM               035710409    8,233   543,822 SH       SOLE       N/A      SHARED      0    0
CHIQUITA BRANDS INTERNATIONAL   COM               170032106    6,754   658,237 SH       SOLE       N/A      SHARED      0    0
CASH AMERICA                    COM               G21909M10    7,414   316,984 SH       SOLE       N/A      SHARED      0    0
CORRECTIONS CORP AMERICA        COM               22025Y407   10,046   591,300 SH       SOLE       N/A      SHARED      0    0
DHT MARITIME                    COM               Y2065G105    9,246 1,774,581 SH       SOLE       N/A      SHARED      0    0
ENDO PHARMACEUTICALS HLDGS      COM               29264F205    3,361   187,563 SH       SOLE       N/A      SHARED      0    0
GENESIS LEASE LTD               COM               37183T107    8,852 2,053,688 SH       SOLE       N/A      SHARED      0    0
IAMGOLD CORP.                   COM               450913108    8,378   827,883 SH       SOLE       N/A      SHARED      0    0
L-3 COMMUNICATIONS HOLDINGS INC COM               502424104    6,270    90,375 SH       SOLE       N/A      SHARED      0    0
LINCARE HLDGS INC COM           COM               532791100    4,919   209,158 SH       SOLE       N/A      SHARED      0    0
MAIDENFORM BRANDS INC           COM               560305104    3,492   304,415 SH       SOLE       N/A      SHARED      0    0
NASH FINCH CO                   COM               631158102    8,455   312,467 SH       SOLE       N/A      SHARED      0    0
NICE SYSTEMS, LTD               COM               653656108    4,971   215,507 SH       SOLE       N/A      SHARED      0    0
PSYCHIATRIC SOLUTIONS           COM               740329107    6,239   274,372 SH       SOLE       N/A      SHARED      0    0
SANDRIDGE ENERGY INC            COM               80007P307      332    38,949 SH       SOLE       N/A      SHARED      0    0
SANMINA CORP.                   COM               800907107      656 1,496,704 SH       SOLE       N/A      SHARED      0    0
SERVICE CORP INT'L              COM               783890106    8,556 1,561,299 SH       SOLE       N/A      SHARED      0    0
SMITH & WESSON HOLDINGS CO      COM               831756101    6,372 1,121,776 SH       SOLE       N/A      SHARED      0    0
TARGA RESOURCE PARTNERS         COM               87611X105    8,191   590,545 SH       SOLE       N/A      SHARED      0    0